Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Considers Directors and Officers

The Company’s related parties primarily consist of key management personnel. The Company considers directors and officers of Greenfire Resources Ltd. as key management personnel.

($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Salaries, benefits and director fees	$3,172	$5,946